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                           PROSPECTUS SUPPLEMENT TO
        VAN ECK GOLD AND MONEY FUNDS PROSPECTUS - DATED MARCH 17, 1995

Effective October 17, 1995

Amendment to the Prospectus - Dividends and Distributions - p. 32
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Gold/Resources Fund and Gold Opportunity Fund intend to make distributions from net investment income in September and December and distribute any net realized capital gains resulting from the Funds' investment activity annually in December. U.S. Government Money Fund declares dividends from its net investment income on each day on which the Fund is open for business and distributes dividends on the last day of the month. International Investors' policy is to pay dividends from net investment income in March, June, September and December, and make distributions of net realized capital gains, if any, annually in December. Dividends or distributions declared in December but paid in January will be includible in a shareholder's income as of the record date (usually in December) of such dividends or distributions. Short-term capital gains, if declared, are treated the same as dividend income. The fiscal year of each of the Funds ends on December 31.

                                Prospectus Supplement Dated October 17, 1995

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                           PROSPECTUS SUPPLEMENT TO
            VAN ECK GLOBAL FUNDS PROSPECTUS - DATED MARCH 17, 1995

Effective October 17, 1995

Amendment to the Prospectus - Dividends and Distributions - p. 41
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Asia Dynasty Fund, Asia Infrastructure Fund, Global SmallCap Fund, Global Hard
Assets Fund and World Trends Fund intend to make distributions from net investment income in September and December and distribute any net realized capital gains resulting from the Funds' investment activity annually in December. The Global Balanced Fund intends to make distributions from net investment income on a quarterly basis in March, June, September and December and distribute any net realized capital gains resulting from investment activity annually in December. The Global Income Fund intends to declare and pay dividends monthly and net realized capital gains resulting from investment activity annually in December. Dividends or distributions declared in December but paid in January will be included in a shareholder's income as of the record date (usually in December) of such dividends or distributions. Short-term capital gains, if declared, are treated the same as dividend income. The fiscal year of each of the Funds ends on December 31.



Effective October 25, 1995

The World Trends Fund is closed to new investments through purchases or exchanges.

                                    Prospectus Supplement Dated October 17, 1995